Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Number of ordinary shares outstanding	Share capital	Treasury shares	Other paid in capital	Other reserves	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021		192,151,811
Beginning balance at Dec. 31, 2021	€ 2,119		€ 0	€ (260)	€ 4,746	€ 853	€ (3,220)
Income (loss) of the year	(430)						(430)
Other comprehensive income	275					275
Reclassification of gain (loss) on sale of long term investments, net of tax	0					(3)	3
Issuance of ordinary shares (in shares)		1,243,901
Repurchases of ordinary shares (in shares)		(1,209,040)
Repurchases of ordinary shares	(2)			(2)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares)		1,106,597
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	43				43
Restricted stock units withheld for employee taxes	(40)					(40)
Share-based compensation	385					385
Income tax impact associated with share-based compensation	51					51
Ending balance (in shares) at Dec. 31, 2022		193,293,269
Ending balance at Dec. 31, 2022	2,401		0	(262)	4,789	1,521	(3,647)
Income (loss) of the year	(532)						(532)
Other comprehensive income	14					14
Reclassification of gain (loss) on sale of long term investments, net of tax	€ 0					3	(3)
Issuance of ordinary shares (in shares)		4,484,819
Repurchases of ordinary shares (in shares)	(4,450,000)	(4,450,000)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares)		3,815,301
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	€ 366				366
Restricted stock units withheld for employee taxes	(71)					(71)
Share-based compensation	322					322
Income tax impact associated with share-based compensation	23					23
Ending balance (in shares) at Dec. 31, 2023		197,143,389
Ending balance at Dec. 31, 2023	2,523		0	(262)	5,155	1,812	(4,182)
Income (loss) of the year	1,138						1,138
Other comprehensive income	€ 405					405
Issuance of ordinary shares (in shares)		6,012,612
Repurchases of ordinary shares (in shares)	(6,000,000)	(6,000,000)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares)		6,569,517
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	€ 933				933
Issuance of ordinary shares upon net settlement of warrants (in shares)		118,891
Issuance of ordinary shares upon net settlement of warrants	36				36
Restricted stock units withheld for employee taxes	(137)					(137)
Share-based compensation	268					268
Income tax impact associated with share-based compensation	359					359
Ending balance (in shares) at Dec. 31, 2024		203,844,409
Ending balance at Dec. 31, 2024	€ 5,525		€ 0	€ (262)	€ 6,124	€ 2,707	€ (3,044)